Submission	Nov. 25, 2024
Submission [Line Items]
Central Index Key	0000070858
Registrant Name	BANK OF AMERICA CORP /DE/
Registration File Number	333-268718
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES